Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	JAVELIN MORTGAGE INVESTMENT CORP.
Document Type	S-11
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,500,050
Amendment Flag	false
Entity Central Index Key	0001552890
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Balance Sheet (Unaudited) (USD $)	Sep. 30, 2012
Cash	$ 940
Total Assets	940
Commitments and contingencies
Preferred stock, $0.001 par value, 25,000,000 shares authorized and none issued and outstanding at September 30, 2012	0
Common stock, $0.001 par value, 250,000,000 shares authorized and 50 shares issued and outstanding at September 30, 2012	1
Additional paid in capital	999
Accumulated deficit	(60)
Total Stockholders’ Equity	$ 940

Balance Sheet (Unaudited) (Parentheticals) (USD $)	Sep. 30, 2012
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.001
Preferred stock, shares authorized (in Shares) (in Shares)	25,000,000
Preferred stock, shares issued (in Shares) (in Shares)	0
Preferred stock, shares outstanding (in Shares) (in Shares)	0
Common Stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.001
Common Stock, shares authorized (in Shares) (in Shares)	250,000,000
Common Stock, shares issued (in Shares) (in Shares)	50
Common Stock, shares outstanding (in Shares) (in Shares)	50

Statements of Operations (Unaudited) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Interest Income:
Interest Income	$ 0	$ 0
Interest Expense:
Interest Expense	0	0
Net interest income	0	0
Expenses:
Other	60	60
Total expenses	60	60
Net loss before taxes	(60)	(60)
Income tax (expense) benefit	0	0
Net Loss	$ (60)	$ (60)
Net loss per basic and diluted Common share (in Dollars per share)	$ (1.2)	$ (1.2)
Dividends per common share (in Dollars per share)	$ 0	$ 0
Weighted average basic and diluted common shares outstanding (in Shares)	50	50

Statements of Comprehensive Income (Unaudited) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Net Loss	$ (60)	$ (60)
Other comprehensive income:
Reclassification adjustment for realized gain on sale of Agency Securities	0	0
Net unrealized gain on available for sale securities	0	0
Other comprehensive income	0	0
Comprehensive Loss	$ (60)	$ (60)

Statement of Stockholders' Equity (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, September 30, 2012 at Jun. 20, 2012
Issuance of common stock, net	$ 1	$ 999		$ 1,000
Issuance of common stock, net (in Shares)	50			50
Net loss			(60)	(60)
Balance, September 30, 2012 at Sep. 30, 2012	$ 1	$ 999	$ (60)	$ 940
Balance, September 30, 2012 (in Shares) at Sep. 30, 2012	50

Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended
Sep. 30, 2012
Cash Flows From Operating Activities:
Net loss	$ (60)
Changes in operating assets and liabilities	0
Net cash used in operating activities	(60)
Cash Flows From Investing Activities:
Net cash used in investing activities	0
Cash Flows From Financing Activities:
Initial capital contribution	1,000
Net cash provided by financing activities	1,000
Net increase in cash	940
Cash - beginning of period	0
Cash - end of period	$ 940

Balance Sheet (USD $)	Sep. 30, 2012	Jun. 26, 2012	Jun. 20, 2012
Assets
Cash	$ 940	$ 1,000	$ 0
Total assets	940	1,000
Stockholders’ equity
Common Stock, $0.001 par value. 1,000 shares authorized, 50 shares issued and outstanding	1	1
Additional paid in capital	999	999
Total stockholders’ equity	$ 940	$ 1,000

Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2012	Jun. 26, 2012	Jun. 18, 2012
Common stock par value (in Dollars per share) (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	1,000	1,000
Common stock, shares issued	50	50
Common stock, shares outstanding	50	50

Note 1 - Organization	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Organization

JAVELIN Mortgage Investment Corp. (the “Company”) was organized in the state of Maryland on June 18, 2012.  Under the Company’s charter, the Company is authorized to issue up to 1,000 shares of common stock. The Company has not commenced operations. The Company has selected December 31 as its year-end.

The stockholders of the Company are Scott J. Ulm and Jeffrey J. Zimmer, each of whom is a member of the Company’s board of directors and are the Company’s Co-Chief Executive Officers. On June 21, 2012 an initial capital contribution of $1,000 was made to the Company and the Company issued 50 shares of common stock.

Note 1 - Organization

References to “we,” “us,” “our,” “JAVELIN” or the “Company” are to JAVELIN Mortgage Investment Corp. References to “Manager” or “ARRM” are to ARMOUR Residential Management LLC, a Delaware limited liability company and the external manager of JAVELIN.

We were organized in the state of Maryland on June 18, 2012.  On June 21, 2012, an initial capital contribution of $1,000 was made to us and we issued 50 shares of common stock. On September 24, 2012, we filed Articles of Amendment and Restatement with the Maryland Department of Assessments and Taxation, which increased our authorized shares. Under our charter, as of September 30, 2012, we are authorized to issue up to 250,000,000 shares of common stock, par value $0.001 per share, and up to 25,000,000 shares of preferred stock, par value $0.001 per share.  As of September 30, 2012, we have not commenced operations.  We have selected December 31 as our fiscal year-end.

See Note 3, “Subsequent events” for a description of our initial public offering of common stock (the “IPO”) and concurrent private placement of common stock (the “Private Placement”).

We will be externally managed by ARRM, an investment advisor registered with the Securities and Exchange Commission (“SEC”). ARRM is also the external manager of ARMOUR Residential REIT, Inc. (“ARMOUR”), a publicly traded REIT, which invests in and manages a leveraged portfolio of hybrid adjustable rate, adjustable rate and fixed rate Agency Securities. Our executive officers also serve as the executive officers of ARMOUR.

We will be subject to the risks involved with real estate and real estate-related debt instruments.  These include, among others, the risks normally associated with changes in the general economic climate, changes in the mortgage market, changes in tax laws, interest rate levels and the availability of financing.  We intend to qualify as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended, commencing with our taxable period ending December 31, 2012.  As a REIT, we will generally not be subject to corporate income taxes on taxable income distributed to stockholders.  In order to maintain our tax status as a REIT, we plan to distribute at least 90% of our net taxable income to our stockholders.

Note 2 - Significant accounting policies	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Significant Accounting Policies [Text Block]

Significant accounting policies

Use of estimates

The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Cash

Cash includes non-interest bearing non-restricted cash.

Underwriting commissions and offering costs

Staton Bell Blank Check LLC (“SBBC”), an entity affiliated with Daniel C. Staton and Marc H. Bell, each of whom is a member of the Company’s board of directors, has agreed to pay all such underwriting commissions in connection with the initial public offering, as well as placement agent fees, if any, for the private placement of units that the Company is conducting concurrently with the initial public offering. SBBC has also agreed to pay all offering costs in connection with the initial public offering and the private placement. The Company will not reimburse SBBC for such commissions, fees and costs.  Therefore, no such commissions, fees or costs will be borne by the Company. As of June 26, 2012, underwriting commissions and offering costs of $51,942 have been incurred.

Also, the Company and ARRM intend to enter into a sub-management agreement with SBBC.

Note 2 - Significant accounting policies

Use of estimates

The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet.  Actual results could differ from those estimates.

Cash

Cash includes non-interest bearing non-restricted cash.

Organizational costs, underwriting commissions and offering costs

Staton Bell Blank Check LLC (“SBBC”), an entity affiliated with Daniel C. Staton and Marc H. Bell, each of whom is a member of our board of directors (the “Board”), has agreed to pay all organizational costs incurred prior to the IPO. SBBC has also agreed to pay all underwriting commission, any agent fees, as well as all other offering costs in connection with the IPO and the Private Placement.  We will not reimburse SBBC for such commissions, fees and costs.  Therefore, no such commissions, fees or costs will be borne by us.  As of September 30, 2012, organizational costs of $49,409 and underwriting commissions and offering costs of $130,518 were incurred.

Also, JAVELIN and ARRM entered into a sub-management agreement with SBBC as described in Note 3, (“Subsequent events”).

Note 3 - Subsequent events	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Subsequent Events [Text Block]

Subsequent events

Management has evaluated events and transactions occurring through July 3, 2012, the date the financial statements were issued. Such evaluation resulted in no adjustments to the accompanying financial statement.

Note 3 - Subsequent events

The registration statement for our IPO was declared effective on October 2, 2012 and we consummated the IPO and Private Placement on October 5, 2012. On October 3, 2012, our common stock commenced trading on the New York Stock Exchange under the symbol “JMI”. We sold to the public 7,250,000 shares and sold to SBBC 250,000 shares of common stock at a price of $20.00 per share. Net proceeds from the IPO and Private Placement totaled $150,000,000. On November 2, 2012, the underwriters in the IPO decided not to exercise their over-allotment option to purchase up to an additional 1,087,500 shares of common stock.

On October 5, 2012, we entered into a management agreement with ARRM that governs the relationship between us and our Manager, ARRM, and describes the services to be provided by the Manager and the compensation we pay our Manager for those services. Pursuant to the management agreement, ARRM is entitled to receive a monthly management fee equal to 1/12th of (a) 1.5% of Gross Equity Raised (as defined below) up to $1 billion and (b) 1.0% of Gross Equity Raised in excess of $1 billion. Pursuant to the management agreement, “Gross Equity Raised” is defined as an amount in dollars calculated as of the date of determination that is equal to (a) the initial equity capital of JAVELIN following the IPO and the Private Placement, plus (b) equity capital raised in public or private issuances of JAVELIN’s equity securities (calculated before underwriting fees and distribution expenses, if any are payable by us), less (c) capital returned to the stockholders of JAVELIN, as adjusted to exclude (d) one-time charges pursuant to changes in GAAP and certain non-cash charges after discussion between the Manager and the Board and approved by a majority of the Board.

ARRM will be entitled to receive a monthly management fee regardless of the performance of our portfolio. Accordingly, the payment of the monthly management fee may not decline in the event of a decline in our earnings and may cause us to incur losses.

Under the terms of the Management Agreement, ARRM is responsible for the costs incident to the performance of its duties, such as compensation of its employees and various overhead expenses. We are responsible for any costs and expenses that ARRM incurs solely on our behalf other than the various expenses specified in the Management Agreement.

The Management Agreement has an initial term of five years.  Following the initial term, the Management Agreement will automatically renew for successive one-year renewal terms unless terminated under certain circumstances. Either party must provide 180 days prior written notice of any such termination.

Additionally, on October 5, 2012, JAVELIN and ARRM entered into a sub-management agreement with SBBC (the "Sub-Management Agreement"). Pursuant to the Sub-Management Agreement, SBBC provides the following services to support ARRM's performance of services to us under the Management Agreement, in each case upon reasonable request by ARRM: (i) serving as a consultant to ARRM with respect to the periodic review of our investment guidelines; (ii) identifying for ARRM potential new lines of business and investment opportunities for us; (iii) identifying for and advising ARRM with respect to selection of independent contractors that provide investment banking, securities brokerage, mortgage brokerage and other financial services, due diligence services, underwriting review services, legal and accounting services, and all other services as may be required relating to our investments; (iv) advising ARRM with respect to our stockholder and public relations matters; (v) advising and assisting ARRM with respect to our capital structure and capital raising; and (vi) advising ARRM on negotiating agreements relating to programs established by the U.S. government. In exchange for such services, ARRM pays SBBC a monthly retainer of $115,000 and a sub-management fee of 25% of the net management fee earned by ARRM under the Management Agreement we entered into with ARRM. The Sub-Management Agreement continues in effect until it is terminated in accordance with its terms. SBBC is also the sub-manager of ARMOUR and provides ARRM the services described above in connection with ARRM’s management of ARMOUR.

On October 9, 2012, we commenced our operations.

On November 7, 2012, we announced a monthly dividend rate of $0.23 per outstanding common share of stock payable November 29, 2012 to holders of record on November 19, 2012 and payable December 28, 2012 to holders of record on December 14, 2012.

As of November 13, 2012, we have invested approximately $1.1 billion and $0.1 billion in Agency Securities and non-Agency Securities, respectively and have incurred liabilities of approximately $1.1 billion under repurchase agreements.

As of November 13, 2012, we have interest rate swap contracts with an aggregate notional balance of $0.3 billion and have entered into interest rate swaptions with an aggregate notional balance of $0.1 billion.

Events subsequent to the balance sheet date have been evaluated for inclusion in the accompanying financial statements through the issuance date.

Note 2 - Formation of the Company and initial public offering	0 Months Ended
Jun. 30, 2012
Nature of Operations [Text Block]

Formation of the Company and initial public offering

The Company’s ability to commence operations is contingent upon obtaining sufficient equity capital through a successful initial public offering of the Company’s common stock (the “initial public offering”) and concurrent private placement of the Company’s common stock (the “Private Placement”).  The Company will be externally managed by ARMOUR Residential Management, LLC (“ARRM”). The Company’s management has broad discretion with respect to the use of net proceeds from the initial public offering and the Private Placement, although ARRM’s stated intention, in its role as manager, is to use the proceeds to invest in the Company’s target assets including agency mortgage-backed securities, non-agency mortgage-backed securities and other mortgage-related investments.

The Company will be subject to the risks involved with real estate and real estate-related debt instruments. These include, among others, the risks normally associated with changes in the general economic climate, changes in the mortgage market, changes in tax laws, interest rate levels and the availability of financing. The Company intends to qualify as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended, commencing with its taxable period ending December 31, 2012. As a REIT, the Company will generally not be subject to corporate income taxes on taxable income distributed to stockholders. In order to maintain its tax status as a REIT, the Company plans to distribute at least 90% of its net taxable income to its stockholders.

Note 4 - Organizational costs	0 Months Ended
Jun. 30, 2012
Organizational Costs [Text Block]

Organizational costs

Organizational costs incurred prior to the initial public offering will be paid directly by SBBC and the Company will not reimburse SBBC for these costs. Therefore, no such costs have been accrued by the Company as of the balance sheet date. As of June 26, 2012, organizational costs of $476 have been incurred.

Accounting Policies, by Policy (Policies)	0 Months Ended
Jun. 30, 2012
Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the balance sheet in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Cash includes non-interest bearing non-restricted cash.
Underwriting Commissions and Offering Costs [Policy Text Block]

Underwriting commissions and offering costs

Staton Bell Blank Check LLC (“SBBC”), an entity affiliated with Daniel C. Staton and Marc H. Bell, each of whom is a member of the Company’s board of directors, has agreed to pay all such underwriting commissions in connection with the initial public offering, as well as placement agent fees, if any, for the private placement of units that the Company is conducting concurrently with the initial public offering. SBBC has also agreed to pay all offering costs in connection with the initial public offering and the private placement. The Company will not reimburse SBBC for such commissions, fees and costs.  Therefore, no such commissions, fees or costs will be borne by the Company. As of June 26, 2012, underwriting commissions and offering costs of $51,942 have been incurred.

Also, the Company and ARRM intend to enter into a sub-management agreement with SBBC.

Note 1 - Organization (Detail) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Jun. 26, 2012	Jun. 18, 2012
Proceeds from Contributed Capital (in Dollars)	$ 1,000	$ 1,000
Stock Issued During Period, Shares, New Issues (in Shares)	50	50
Common Stock, Shares Authorized		250,000,000	1,000	1,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		25,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001
Planned Distribution Percent	90.00%	90.00%

Note 2 - Significant accounting policies (Detail) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Organizational Costs	$ 476	$ 49,409
Payments for Underwriting Expense	$ 51,942	$ 130,518

Note 3 - Subsequent events (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended						1 Months Ended		3 Months Ended
	Jun. 30, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 13, 2012	Nov. 02, 2012	Oct. 03, 2012	Nov. 13, 2012 Angency Securities [Member]	Nov. 13, 2012 Non-Agency Securities [Member]	Oct. 31, 2012 Public [Member]	Oct. 31, 2012 SBBC [Member]	Sep. 30, 2012 SBBC [Member]	Sep. 30, 2012 ARRM [Member]	Nov. 13, 2012 Interest Rate Swap [Member]	Nov. 13, 2012 Interest Rate Swaption [Member]
Stock Issued During Period, Shares, New Issues (in Shares)	50			50						7,250,000	250,000
Share Price (in Dollars per share)							$ 20
Proceeds from Issuance of Common Stock			$ 150,000,000
Over-Allotment Option to Purchase Additional Common Stock (in Shares)						1,087,500
Management Fee, Description												Pursuant to the Sub-Management Agreement, SBBC provides the following services to support ARRM's performance of services to us under the Management Agreement, in each case upon reasonable request by ARRM: (i) serving as a consultant to ARRM with respect to the periodic review of our investment guidelines; (ii) identifying for ARRM potential new lines of business and investment opportunities for us; (iii) identifying for and advising ARRM with respect to selection of independent contractors that provide investment banking, securities brokerage, mortgage brokerage and other financial services, due diligence services, underwriting review services, legal and accounting services, and all other services as may be required relating to our investments; (iv) advising ARRM with respect to our stockholder and public relations matters; (v) advising and assisting ARRM with respect to our capital structure and capital raising; and (vi) advising ARRM on negotiating agreements relating to programs established by the U.S. government. In exchange for such services, ARRM pays SBBC a monthly retainer of $115,000 and a sub-management fee of 25% of the net management fee earned by ARRM under the Management Agreement we entered into with ARRM. The Sub-Management Agreement continues in effect until it is terminated in accordance with its terms. SBBC is also the sub-manager of ARMOUR and provides ARRM the services described above in connection with ARRM's management of ARMOUR.	Pursuant to the management agreement, ARRM is entitled to receive a monthly management fee equal to 1/12th of (a) 1.5% of Gross Equity Raised (as defined below) up to $1 billion and (b) 1.0% of Gross Equity Raised in excess of $1 billion. Pursuant to the management agreement, "Gross Equity Raised" is defined as an amount in dollars calculated as of the date of determination that is equal to (a) the initial equity capital of JAVELIN following the IPO and the Private Placement, plus (b) equity capital raised in public or private issuances of JAVELIN's equity securities (calculated before underwriting fees and distribution expenses, if any are payable by us), less (c) capital returned to the stockholders of JAVELIN, as adjusted to exclude (d) one-time charges pursuant to changes in GAAP and certain non-cash charges after discussion between the Manager and the Board and approved by a majority of the Board.
Management Fee Term	5 years
Common Stock, Dividends, Per Share, Declared (in Dollars per share)		$ 0.23
Investments								1,100,000,000	100,000,000
Secured Debt, Repurchase Agreements					1,100,000,000
Notional Amount of Interest Rate Derivatives														$ 300,000,000	$ 100,000,000

Note 2 - Formation of the Company and initial public offering (Detail)	Sep. 30, 2012	Jun. 30, 2012
Planned Distribution Percent	90.00%	90.00%

Note 4 - Organizational costs (Detail) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Organizational Costs	$ 476	$ 49,409